Combined Prospectus - Combined Prospectus: 1	Nov. 25, 2025 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount of Securities Previously Registered | shares	3,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,000,000,000.00
Form Type	N-2
File Number	333-283279
Initial Effective Date	Apr. 30, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $3,000,000,000 of Shares that were previously registered pursuant to the Prior Registration Statement. $459,146.90 was previously paid by the Fund to register $3,000,000,000 of Shares for sale under the Prior Registration Statement.